LONG-TERM INCENTIVE PLANS	12 Months Ended
Dec. 31, 2021
LONG-TERM INCENTIVE PLANS
LONG-TERM INCENTIVE PLANS

NOTE 26 — LONG-TERM INCENTIVE PLANS

a)	Quantity Summary of Restricted Shares and Performance Shares:

Balance on January 1, 2019	14,261,501
Granted	2,647,995
Cancelled	(2,104,754)
Exercised	(1,786,335)
Balance on December 31, 2019	13,018,407
Granted	3,146,696
Cancelled	(1,777,100)
Exercised	(1,918,669)
Balance on December 31, 2020	12,469,334
Granted	2,228,196
Cancelled	(1,755,522)
Exercised	(4,407,441)
Balance on December 31, 2021	8,534,567

The Company recognizes the cost of the long-term incentive plan through Restricted Shares and Performance Shares based on the fair value of the options granted on the grant date during the vesting period of each grant. The grace period for the year is 3 years for grants made as from 2017. The costs with long-term incentive plans recognized in the income statement on December 31, 2020 were R$ 65,289 (R$ 62,801 and R$ 43,895 on December 31, 2020 and 2019, respectively).

As of December 31, 2021, the Company has a total of 12,214,344 preferred shares in treasury and, according to Note 24, these shares may be used for serving this plan.

b) Stock Options Plan:

	2021		2020		2019
		Average exercise		Average exercise		Average exercise
	Number of shares	price in the year	Number of shares	price in the year	Number of shares	price in the year
		R$		R$		R$
Available at beginning of the year	—	—	—	—	15,480	16.72
Options Forfeited	—	—	—	—	(15,480)	16.72
Available at the end of the year	—	—	—	—	—	—